Note 1 - Nature of Operations	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1 - Nature of Operations

1.      Nature of Operations

American Housing Income Trust, Inc. (“we”, “our”, the “Company”) was incorporated on December 17, 2007 under the laws of the State of Nevada. On February 13, 2015, following the acquisition of the majority and controlling shares of the Company by American Realty Partners, LLC (“ARP”), a change of control of the Company took place. On May 11, 2015, the Company converted into a Maryland corporation and changed its name to American Housing Income Trust, Inc.

On August 3, 2015, the Company, and Valfre Holdings, LLC, an Arizona limited liability company, and James A. Valfre and Pamela J. Valfre, f/k/a Pruitt (collectively, "Valfre") closed on the Company's acquisition of nine single family residences in Arizona through an umbrella limited liability partnership organized in Maryland called "AHIT Valfre, LLP" (“AHIT Valfre”). Pursuant to the AHIT Valfre Agreements, in consideration for the conveyance of the nine single family residences, which were acquired by AHIT Valfre “subject to” existing mortgages, AHIT Valfre issued limited partnership interests to Valfre. On April 8, 2016, AHIT Valfre completed its internal restructuring and the partners in AHIT Valfre restructured their respective interests in the partnership resulting in AHIT Valfre GP, LLC (“AHIT Valfre GP”) and AHIT Valfre Limiteds, LLC (“AHIT Valfre Limiteds”) serving as General Partner and Limited Partner respectively, of AHIT Valfre.

On August 2, 2016, the Company, and Northern New Mexico Properties, LLC, a New Mexico limited liability company closed on the Company’s acquisition of six single family residences, four apartments and sixteen mobile homes spaces located in New Mexico through an umbrella limited liability partnership organized in Maryland called “AHIT Northern NM Properties, LLP” (“AHIT NNMP). Pursuant to the AHIT NNMP Agreements, in consideration for the conveyance of the six single family residences, four apartments and sixteen mobile homes spaces, which were acquired by AHIT NNMP “subject to” existing mortgages, AHIT NNMP issued limited partnership interests to Northern New Mexico Properties, LLC.

The Company is in the business of acquiring and operating residential properties. As of the date of this filing, the Company holds title to 54 residential properties and 1 commercial property.